As filed with the Securities and Exchange Commission on February
          13, 1996

                                                          File No. 2-92260
                                                          File No. 811-4068

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A


                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X

                                 Post-Effective Amendment No. 50           X

                                         and

                 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                 OF 1940                                                   X

                                        Amendment No. 53                   X


                                 PACIFICA FUNDS TRUST
                  (Exact Name of Registrant as Specified in Charter)

                  237 Park Avenue, New York, New York         10017
                (Address of Principal Executive Offices)    (Zip Code)


         Registrant's Telephone Number, including area code: (212) 808-3900

                    Jeffrey L. Steele, Esq.        Joan V. Fiore, Esq.
                    Dechert Price & Rhoads         Furman Selz Incorporated
                    1500 K Street, N.W.            237 Park Avenue
                    Washington, D.C.  20005        New York, NY  10017

                       (Name and Address of Agent for Service)

          It is proposed that this filing will become effective in accordance with Rule 485 (check appropriate box)


                          60 days after filing pursuant to paragraph (a)(1)

                          on (date) pursuant to paragraph (a)(1)

                          75 days after filing pursuant to paragraph (a)(2)

                          on (date) pursuant to paragraph (a)(2)

                          immediately upon filing pursuant to paragraph (b)

                      X   on March 1, 1996 pursuant to paragraph (b)



     * Registrant has registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed the Notice required by Rule 24f-2 on November 30, 1995.

                                  PACIFICA FUNDS TRUST
                                 CROSS-REFERENCE SHEET
                                  Required by Rule 495
                            under the Securities Act of 1933

           This Amendment to the Registration Statement relates solely to the three Prospectuses and single Statement of Additional Information that describe the Investor A and Investor B Shares of the Registrant's 100% U.S. Treasury Money Market Fund.

           The Prospectuses and Statements of Additional Information that describe the Registrant's California Tax-Exempt Money Market Fund; National Tax-Exempt Money Market Fund; Equity Index Fund; International Equity Fund; Growth Fund; Equity Value Fund; Balanced Fund; Asset Preservation Fund; Short-Term Government Bond Fund; Intermediate Government Bond Fund; Government Income Fund; Intermediate Bond Fund; Oregon Tax-Exempt Fund; Arizona Tax-Exempt Fund; California Short-Term Tax-Exempt Fund; California Tax-Exempt Fund; National Tax-Exempt Fund; Government Money Market Fund; Money Market Fund; Pacifica Prime Money Market Fund; Pacifica Treasury Money Market Fund and the Pacifica Money Market Trust are not included in this filing.


                                      PROSPECTUS I

                          100% U.S. Treasury Money Market Fund

                                  (Investor A Shares)


      Item No. in Part A                           Heading in Investor A Shares
                                                   Prospectus

      1.   Cover Page                              Cover Page

      2.   Synopsis                                Highlights; Fund Expenses

      3.   Condensed Financial Information         Financial Highlights

      4.   General Description of Registrant       The Fund: Investment Policies
                                                   and Practices of the Fund;
                                                   Description of Securities and
                                                   Investment Practices;
                                                   Investment Restrictions

      5.   Management of the Fund                  Management of the Fund

      5A.  Management's Discussion of Fund         Information is contained in
           Performance                             the Annual Reports of the
                                                   Registrant

      6.   Capital Stock and Other Securities      Dividends, Distributions and
                                                   Federal Income Tax; Other
                                                   Information

      7.   Purchase of Securities Being Offered    Fund Share Valuation;
                                                   Minimum Purchase
                                                   Requirements; Purchase of
                                                   Investor A Shares;
                                                   Management of the Funds

      8.   Redemption or Repurchase                Redemption of Investor Shares

      9.   Pending Legal Proceedings               Not Applicable


                                     PROSPECTUS II

                          100% U.S. Treasury Money Market Fund

                                  (Investor B Shares)


      Item No. in Part A                           Heading in Investor B Shares
                                                   Prospectus

      1.   Cover Page                              Cover Page

      2.   Synopsis                                Highlights; Fund Expenses

      3.   Condensed Financial Information         Financial Highlights

      4.   General Description of Registrant       The Fund: Investment Policies
                                                   and Practices of the Fund;
                                                   Description of Securities and
                                                   Investment Practices;
                                                   Investment Restrictions

      5.   Management of the Fund                  Management of the Fund

      5A.  Management's Discussion of Fund         Information is contained in
           Performance                             the Annual Reports of the
                                                   Registrant

      6.   Capital Stock and Other Securities      Dividends, Distributions and
                                                   Federal Income Tax; Other
                                                   Information

      7.   Purchase of Securities Being Offered    Fund Share Valuation;
                                                   Minimum Purchase
                                                   Requirements; Purchase of
                                                   Investor B Shares;
                                                   Management of the Funds

      8.   Redemption or Repurchase                Redemption of Investor Shares

      9.   Pending Legal Proceedings               Not Applicable


                                     PROSPECTUS III

                          100% U.S. Treasury Money Market Fund

                  (Investor A Shares and Investor B Shares (Combined))


      Item No. in Part A                           Heading in Combined Investor
                                                   Shares Prospectus

      1.   Cover Page                              Cover Page

      2.   Synopsis                                Highlights; Fund Expenses

      3.   Condensed Financial Information         Financial Highlights

      4.   General Description of Registrant       The Fund: Investment Policies
                                                   and Practices of the Fund;
                                                   Description of Securities and
                                                   Investment Practices;
                                                   Investment Restrictions

      5.   Management of the Fund                  Management of the Fund

      5A.  Management's Discussion of Fund         Information is contained in
           Performance                             the Annual Reports of the
                                                   Registrant

      6.   Capital Stock and Other Securities      Dividends, Distributions and
                                                   Federal Income Tax; Other
                                                   Information

      7.   Purchase of Securities Being Offered    Fund Share Valuation;
                                                   Minimum Purchase
                                                   Requirements; Purchase of
                                                   Investor Class A and B
                                                   Shares; Management of the
                                                   Funds

      8.   Redemption or Repurchase                Redemption of Investor Shares

      9.   Pending Legal Proceedings               Not Applicable



      Item No. in Part B                      Heading in Statement of
                                              Additional Information

      10.  Cover Page                              Cover Page

      11.  Table of Contents                       Table of Contents

      12.  General Information and History         Not Applicable

      13.  Investment Objectives and Policies      Investment Policies

      14.  Management of the Fund                  Management

      15.  Control Persons and Principal           Other Information
           Holders of Securities

      16.  Investment Advisory and Other           Management
           Services

      17.  Brokerage Allocation and Other          Portfolio Transactions
           Practices

      18.  Capital Stock and Other Securities      Other Information

      19.  Purchase, Redemption and Pricing        Additional Purchase and
           of Securities Being Offered             Redemption Information;
                                                   Determination of Net Asset
                                                   Value

      20.  Tax Status                              Taxation

      21.  Underwriters                            Management

      22.  Calculation of Performance Data         Other Information

      23.  Financial Statements                    Financial Statements1

           This Post-Effective Amendment No. 50 to the Registration Statement of Pacifica Funds Trust is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 48 which was filed pursuant to Rule 485(a) on December 15, 1995. Accordingly, Post-Effective Amendment No. 48 is incorporated in its entirety into this filing.

      PART C.  OTHER INFORMATION

      Item 24.  Financial Statements and Exhibits

                (a)  Financial Statements

                    (1) For Registrant's Equity Value Fund, Balanced Fund, Growth Fund, Short-Term Government Bond Fund, Intermediate Government Bond Fund, Intermediate Bond Fund, Oregon Tax-Exempt Fund, Arizona Tax-Exempt Fund, National Tax-Exempt Fund, Asset Preservation Fund, Government Income Fund, California Tax-Exempt Fund, California Short-Term Tax-Exempt Fund, Money Market Fund, Government Money Market Fund, Prime Money Market Fund, Treasury Money Market Fund and Money Market Trust

                          (A) Financial Highlights are included in Part A of Post-Effective Amendment No. 49 filed on February 1, 1996 and incorporated herein by reference

                         (B) Audited Financial Statements for the fiscal year ended September 30, 1995 are incorporated by reference in Part B for each Fund in Post-Effective Amendment No. 49 filed on February 1, 1996 and incorporated herein by reference

                     (2) For Registrant's 100% U.S. Treasury Money Market Fund, California Tax-Exempt Money Market Fund, National Tax-Exempt Money Market Fund, Equity Index Fund and International Equity Fund, Financial Statements and Financial Highlights will be filed by amendment.

                (b)  Exhibits:

                     (1)  Declaration of Trust of Registrant1

                     (2)  By-laws of Registrant1

                     (3)  Not applicable

                     (4) Specimen certificates of shares of beneficial interest of Registrant3

                     (5)  (i)  Advisory Contract for The Government Money Market
                               Fund4

                          (ii) Advisory Contract for The Money Market Fund5

                        (iii) Master Advisory Contract between Fund Source and
                              San Diego Financial Capital Management, Inc. for The Asset Preservation Fund, The Government Income Fund, The Equity Value Fund, The Balanced Fund and The California Tax-Exempt Fund5

                          (iv) Advisory Contract Supplement between Fund Source
                               and San Diego Financial Capital Management, Inc. relating to The Asset Preservation Fund5

                          (v) Advisory Contract Supplement between Fund Source and San Diego Financial Capital Management, Inc. relating to The Government Income Fund5

                          (vi) Advisory Contract Supplement between Fund Source
                               and San Diego Financial Capital Management, Inc. relating to The Equity Value Fund5

                         (vii) Advisory Contract Supplement between Fund Source
                               and San Diego Financial Capital Management, Inc. relating to The Balanced Fund5

                        (viii) Advisory Contract Supplement between Fund Source
                               and San Diego Financial Capital Management, Inc. relating to The California Tax-Exempt Fund5

                          (ix) Advisory Contract Supplement between Fund Source
                               and San Diego Financial Capital Management, Inc. relating to The California Short-Term Tax-Exempt Fund7

                        (x) Investment Advisory and Management Agreement between the Registrant and First Interstate Capital Management, Inc. for the Prime Money Market Fund and Treasury Money Market Fund10

                        (xi) Form of Investment Advisory Contract between the
                             Registrant and First Interstate Capital Management, Inc. relating to the Money Market Trust, Growth Fund, Short-Term Government Bond Fund, Intermediate Government Bond Fund, Intermediate Bond Fund, Oregon Tax-Exempt Fund, Arizona Tax-Exempt Fund and National Tax-Exempt Fund12

                       (xii) Advisory Contract Supplements between the
                             Registrant and First Interstate Capital Management, Inc. relating to the 100% U.S. Treasury Money Market Fund, National Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Fund, Equity Index Fund and International Equity Fund.17

                   (6)  (i)  Master Distribution Contract between Fund Source and Pacifica Funds Distributor Inc. for The Money Market Fund, The Government Money Market Fund, The Asset Preservation Fund, The Government Income Fund, The Equity Value Fund, The Balanced Fund and The California Tax-Exempt Fund6

                        (ii) Distribution Contract Supplement between Fund
                             Source and Pacifica Funds Distributor Inc. relating to The Money Market Fund6

                      (iii) Distribution Contract Supplement between Fund
                            Source and Pacifica Funds Distributor Inc. relating to The Government Money Market Fund6

                       (iv) Distribution Contract Supplement between Fund
                            Source and Pacifica Funds Distributor Inc. relating to The Asset Preservation Fund6

                      (v) Distribution Contract Supplement between Fund Source and Pacifica Funds Distributor Inc. relating to The Government Income Fund6

                      (vi) Distribution Contract Supplement between Fund
                           Source and Pacifica Funds Distributor Inc. relating to The Equity Value Fund6

                     (vii) Distribution Contract Supplement between Fund
                           Source and Pacifica Funds Distributor Inc. relating to The Balanced Fund6

                    (viii) Distribution Contract Supplement between Fund
                           Source and Pacifica Funds Distributor Inc. relating to The California Tax-Exempt Fund6

                     (ix) Distribution Contract Supplement between Fund
                          Source and Pacifica Funds Distributor Inc. relating to The California Short-Term Tax-Exempt Fund6

                     (x) Distribution Contract Supplements between the Registrant and Pacifica Funds Distributor Inc. for the Prime Money Market Fund and Treasury Money Market Fund15

                     (xi) Form of Distribution Contract Supplements between
                          the Registrant and Pacifica Funds Distributor, Inc. relating to the Money Market Trust, Growth Fund, Short-Term Government Bond Fund, Intermediate Government Bond Fund, Intermediate Bond Fund, Oregon Tax-Exempt Fund, Arizona Tax-Exempt Fund, National Tax-Exempt Fund, Prime Money Market Fund and Treasury Money Market Fund13

                         (xii) Distribution Contract Supplements between the
                               Registrant and Pacifica Funds Distributor, Inc., relating to the 100% U.S. Treasury Money Market Fund, California Tax-Exempt Money Market Fund, National Tax-Exempt Money Market Fund, Equity Index Fund and International Index Fund17

                     (7)  Not applicable

                   (8)  (i)  Custodian Contract Between Pacifica Funds Trust and
                             First Interstate Bank of California8

                      (ii) Custody Agreement between Pacifica Funds Trust and
                           First Interstate Bank of California for the Prime Money Market Fund and Treasury Money Market Fund10

                  (9)  (i)  Service Agreement between Pacifica Funds Trust and
                            Furman Selz LLC13

                         (ii)  (a)  Shareholder Services Plan for Institutional
                                    Shares14

                               (b) Form of Shareholder Servicing Agreement for Institutional Shares14

                   (iii)  (a)  Shareholder Services Plan for Service Shares14

                             (b)  Form of Shareholder Servicing Agreement for
                                    Service Shares14

                         (iv)  (a)  Shareholder Services Plan for Investor
                                    Shares14

                             (b)  Form of Shareholder Servicing Agreement for
                                    Investor Shares14

                     (10) Filed on November 30, 1995 with the Trust's Notices
                          Pursuant to Rule 24f-2

                     (11) Consent of Deloitte & Touche LLP

                     (12) Not applicable

                     (13) Not applicable

                     (14) Model retirement plans2

                     (15) (i) Form of Amended and Restated Master Distribution Plan12

                          (ii) Form of Amended and Restated Master Distribution
                               Plan Supplements13

                    (iii) Master Administrative Services Contract between
                          Fund Source and Furman Selz LLC for The Government Money Market Fund, The Money Market Fund, The Asset Preservation Fund, The Government Income Fund, The Equity Value Fund, The Balanced Fund and The California Tax-Exempt Fund5

                     (iv) Administrative Services Contract Supplement between
                          Fund Source and Furman Selz LLC relating to The Government Money Market Fund5

                     (v) Administrative Services Contract Supplement between Fund Source and Furman Selz LLC relating to The Money Market Fund5

                     (vi) Administrative Services Contract Supplement between
                          Fund Source and Furman Selz LLC relating to The Asset Preservation Fund5

                    (vii) Administrative Services Contract Supplement between
                          Fund Source and Furman Selz LLC relating to The Government Income Fund5

                   (viii) Administrative Services Contract Supplement between
                          Fund Source and Furman Selz LLC relating to The Equity Value Fund5

                     (ix) Administrative Services Contract Supplement between
                          Fund Source and Furman Selz LLC relating to The Balanced Fund5

                     (x) Administrative Services Contract Supplement between Fund Source and Furman Selz LLC relating to The California Tax-Exempt Fund5

                     (xi) Administrative Services Contract Supplement between
                               Fund Source and Furman Selz LLC relating to The California Short-Term Tax-Exempt Fund7

                         (xii) Administration Agreement with The Dreyfus
                               Corporation for the Prime Money Market Fund and Treasury Money Market Fund10

                        (xiii) Form of Administrative Services Contract
                            Supplements between Registrant and Furman Selz LLC
                               relating to the Money Market Trust, Growth Fund, Short-Term Government Bond Fund, Intermediate Government Bond Fund, Intermediate Bond Fund,
                            Oregon Tax-Exempt Fund, Arizona Tax-Exempt Fund and
                               National Tax-Exempt Fund13

                         (xiv) Administrative Services Contract Supplements
                             between Registrant and Furman Selz LLC relating to
                               the 100% U.S. Treasury Money Market Fund,
                               California Tax-Exempt Money Market Fund, National
                           Tax-Exempt Money Market Fund, Equity Index Fund and
                               International Equity Fund17

                     (16) Performance calculations for purposes of Item 22:

                          (i) For Registrant's Prime Money Market Fund and Treasury Money Market Fund9

                          (ii) For Registrant's Money Market Fund, Government
                               Money Market Fund, Asset Preservation Fund,
                               California Short-Term Tax-Exempt Fund, California Tax-Exempt Fund, Government Income Fund, Balanced Fund and Equity Value Fund8

                         (iii) For Registrant's Money Market Trust, Growth Fund,
                               Short-Term Government Bond Fund, Intermediate Government Bond Fund, Intermediate Bond Fund,
                           Oregon Tax-Exempt Fund, Arizona Tax-Exempt Fund and
                               National Tax-Exempt Fund16

                          (iv) For Registrant's 100% U.S. Treasury Money Market
                               Fund, California Tax-Exempt Money Market Fund,
                           National Tax-Exempt Money Market Fund, Equity Index
                               Fund and International Equity Fund15

                     (17) Not Applicable

                     (18) (i)  Plan pursuant to Rule 18f-3 for Operation of a
                           Multi-Class System - Each Series of the Registrant
                               other than the Prime Money Market Fund, Treasury
                           Money Market Fund, Money Market Trust, Money Market
                               Fund and Pacifica Government Money Market Fund13

                          (ii) Plan pursuant to Rule 18f-3 for operation of a
                               Multi-Class System - Prime Money Market Fund and Treasury Money Market Fund13

                     (27) Financial Data Schedule17




      1         Filed as an exhibit to Registration Statement No. 2-92260 on
                July 17, 1984.
      2         Filed as an exhibit to Pre-Effective Amendment No. 4 to
                Registration Statement No. 2-92260 on November 9, 1984.
      3         Filed as an exhibit to Post-Effective Amendment No. 4 to
                Registration Statement No. 2-92260 on December 10, 1985.
      4         Filed as an exhibit to Post-Effective Amendment No. 14 to
                Registration Statement No. 2-92260 on November 30, 1987.
      5         Filed as an exhibit to Post-Effective Amendment No. 22 to
                Registration Statement No. 2-92260 on February 13, 1990.
      6         Filed as an exhibit to Post-Effective Amendment No. 26 to
                Registration Statement No. 2-92260 on December 3, 1991.
      7         Filed as an exhibit to Post-Effective Amendment No. 28 to
                Registration No. 2-92260 on October 16, 1992.
      8         Filed as an exhibit to Post-Effective Amendment No. 33 to
                Registration Statement No. 2-92260 on February 1, 1994.
      9         Filed as an exhibit to Post-Effective Amendment No. 34 to
                Registration Statement No. 2-92260 on July 29, 1994.
      10        Filed as an exhibit to Post-Effective Amendment No. 37 to
                Registration Statement No. 2-92260 on January 29, 1995.
      11        Filed as an exhibit to Post-Effective Amendment No. 38 to
                Registration Statement No. 2-92260 on February 1, 1995.
      12        Filed as an appendix to Part A of Registration Statement No. 33-
                95022 on Form N-14 on July 26, 1995.
  13        Filed as an exhibit to Registration Statement No. 33-95022 on Form
                N-14 on July 26, 1995.
      14        Filed as an exhibit to Post-Effective Amendment No. 43 to
                Registration Statement No. 2-92260 on August 24, 1995.
      15        To be filed by amendment.
      16        Filed as an exhibit to Post-Effective Amendment No. 44 to
                Registration Statement No. 2-92260 on September 25, 1995.

      17 Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement 2-92260 on February 1, 1996.


      Item 25.  Persons Controlled by or Under Common Control with Registrant

                None

      Item 26.  Number of Holders of Securities as of January 16, 1996

                Pacifica Money Market Trust - 11
                Pacifica Money Market Fund - 1,019
                Pacifica Government Money Market Fund - 197
                Pacifica Prime Money Market Fund
                     Institutional Shares - 67
                     Investor Shares - 670
                     Service Shares - 4
                Pacifica Treasury Money Market Fund
                     Institutional Shares - 576
                     Investor Shares - 156
                     Service Shares - 4
                Pacifica Short-Term Government Bond Fund
                     Institutional Shares - 737
                     Investor Shares - 641
                Pacifica Intermediate Bond Fund
                     Institutional Shares - 6
                     Investor Shares - 203
                Pacifica Intermediate Government Bond Fund
                     Institutional Shares - 1067
                     Investor Shares - 1110
                Pacifica California Tax-Exempt Bond Fund
                     Institutional Shares - 70
                     Investor Shares - 820
                Pacifica National Tax-Exempt Fund
                     Institutional Shares - 5
                     Investor Shares - 184
                Pacifica Oregon Tax-Exempt Fund
                     Institutional Shares - 2
                     Investor Shares - 974
                Pacifica Arizona Tax-Exempt Fund
                     Institutional Shares - 6
                     Investor Shares - 319
                Pacifica Growth Fund
                     Institutional Shares - 48
                     Investor Shares - 87
                Pacifica Equity Value Fund
                     Institutional Shares - 708
                     Investor Shares - 1450
                Pacifica Balanced Fund
                     Institutional Shares - 1485
                     Investor Shares - 2458
                Pacifica Asset Preservation Fund
                     Institutional Shares - 7
                     Investor Shares - 585
                Pacifica Government Income Fund
                     Institutional Shares - 11
                     Investor Shares - 459
                Pacifica California Short-Term Tax-Exempt Fund
                     Institutional Shares - 6
                     Investor Shares - 162

      Item 27.  Indemnification

                Reference is made to Article IV of the Registrant's Declaration of Trust.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered. The Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

      Item 28.  Business and Other Connections of Investment Advisor

                       FIRST INTERSTATE CAPITAL MANAGEMENT, INC.

                First Interstate Capital Management, Inc. serves as the Registrant's Investment Adviser and, in addition, renders investment advisory services to First Interstate Bancorp's employee benefit plans and various other corporate and individual investors.

      Name and Position
      With Investment Adviser:      Other Businesses:

          Tom Slonaker                  Executive Vice President, First
          Director and                  Interstate Bancorp(2)
          Chairman of the Board

                                        Chief Investment Officer, First
                                        Interstate Bancorp(2)

          Edward S. Claunch             Senior Vice President, First
          President and Chief           Interstate Bank of Denver, N.A.(2)
          Executive Officer

          Deborah Goodman               Senior Vice President, First
          Senior Vice President         Interstate Bank of California(1)

          G. Edward Means               Senior Vice President, First
          Senior Vice President         Interstate Bank of Arizona, N.A.(2)

          G. David Underwood            Senior Vice President, First
          Senior Vice President         Interstate Bank of Arizona, N.A.(2)

          Thomas Hooker                 Senior Vice President, First
          Senior Vice President         Interstate Bank of California(2)

          Richard A. Palmer             Senior Vice President, First
          Senior Vice  President        Interstate Management Services
          Chief Financial Officer       Company(4)

                                        Senior Vice President, First
                                        Interstate Bancorp(2)

                                        Chief Financial Officer, D.A.G.
                                        Management, Inc.(4)

          Russell K. Snow, Jr.          Executive Vice President, First
          Director                      Interstate Bank of California(1)

                                        Director, First Interstate
                                        Portfolio Lending Services(1)

          Vern Kozlen                   Executive Vice President, First
          Director                      Interstate Bank of California(1)

                                        President, First Interstate
                                        Portfolio Lending Services(1)

          Michael Neitzke               Vice President, First Interstate
          Vice President                Bank of California(2)

          Leon Newcomb                  Assistant Vice President, First
          Vice President                Interstate Bank of Utah, N.A.(2)

          Michael Hughes                Vice President, First Interstate
          Vice President                Bank of California(2)

          David Williams                Vice President, First Interstate
          Vice President                Bank of California(2)

          Richard Ferguson              Vice President, First Interstate
          Vice President                Bank of Arizona, N.A.(2)

          Robert Daviduk                Vice President, First Interstate
          Vice President                Bank of California(2)

          Ronald Florance               Vice President, First Interstate
          Vice President                Bank of Arizona, N.A.(2)

          Roger S. Teetzel              Vice President, First Interstate
          Vice President                Bank of California(3)

          David Jeppson                 Assistant Vice President, First
          Assistant Vice President      Interstate Bank of California(3)

          Richard Carhidi               Assistant Vice President, First
          Assistant Vice President      Interstate Bank of Arizona, N.A.(2)

          Marianne R. Minihane          Assistant Vice President, First
          Assistant Vice President      Interstate Bank of California(3)

          Sandra U. Torres              Assistant Vice President, First
          Assistant Vice President      Interstate Bank of California(3)

          Mary Gail Walton              Assistant Vice President, First
          Assistant Vice President      Interstate Bank of Washington,
                                        N.A.(2)

          William J. Souza              Managing Counsel, First Interstate
          Secretary                     Management Services Company(1)

                                        Secretary, First Interstate
                                        Portfolio Lending Services(1)


      (1) The address of the office is indicated as 707 Wilshire Boulevard, Los Angeles, California 90017.
      (2) The address of the office is indicated as 7501 E. McCormick Parkway, Scottsdale, Arizona 85258.
      (3) The address of the office is indicated as 4365 Executive Drive, Suite 1820, San Diego, California 92121.
      (4) The address of the office is indicated as 100 W. Washington, Phoenix, Arizona 85003.


      Item 29.  Principal Underwriter

           (a) Pacifica Funds Distributor Inc. ("PFD Inc.") is the principal underwriter for each class of each series of the Registrant. PFD Inc., an affiliate of Furman Selz LLC, was organized specifically to distribute shares of the Registrant.

           (b)  PFD Inc.:

Name and principal      Positions and Offices     Positions and offices
business address        with PFD, Inc.           offices with Registrant

Michael C. Petrycki        President and Director      President

Steven D. Blecher          Vice President, Secretary   Executive Vice
                           and Treasurer               President*

Robert J. Miller           Chief Financial Officer     None
                           and Vice President

Elizabeth Q. Solazzo       Assistant Secretary         None


      * The authority of Mr. Blecher is limited to matters involving each series of the Registrant other than the Prime Money Market Fund and Treasury Money Market Fund.


           (c)(i)    Not Applicable

             (ii)    Not Applicable

           Item 30.  Location of Accounts and Records

          1.   First Interstate Capital                Records relating to
               Management, Inc.                        its function as
               7501 E. McCormick Parkway               Adviser for each
               Scottsdale, Arizona 85258               portfolio

          2.   First Interstate Bank of                Records relating to
                California                             its function as
               707 Wilshire Blvd, W10-6                Custodian for each
               Los Angeles, California 90017           portfolio

          3.   The Dreyfus Corporation                 Records relating to
               200 Park Avenue                         its function as
               New York, New York 10016                Administrator for
                                                       the Prime Money
                                                       Market Fund and the
                                                       Money Market
                                                       Treasury Fund

          4.   Furman Selz LLC                         Records relating to
               230 Park Avenue                         its function as
               New York, New York 10169                Administrator for
                                                       each portfolio other
                                                       than the Prime Money
                                                       Market Fund and the
                                                       Treasury Money
                                                       Market Fund and its
                                                       function as Transfer
                                                       Agent for each class
                                                       of each series of
                                                       the Registrant

          5.   Pacifica Funds Distributor, Inc.        Records relating to
               230 Park Avenue                         its function as
               New York, New York 10169                Distributor for each
                                                       class of each
                                                       series of the
                                                       Registrant


        Item 31.  Management Services

                  Not applicable

        Item 32.  Undertakings

             (a) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940.

             (b) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement under the Securities Act of 1933.

             (c) Registrant undertakes to provide its Annual Report upon request without charge to any recipient of a Prospectus for the Funds.

                                      SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 50 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 12th day of February, 1996.


                                      PACIFICA FUNDS TRUST
                                     (REGISTRANT)



                                      By:  Michael C. Petrycki
                                           Michael C. Petrycki, President*



        By: Jeffrey L. Steele
           *Jeffrey L. Steele,
            as attorney-in-fact


                  Pursuant to the requirements of the Securities Act of 1933,
        this Post-Effective Amendment No.    50     to the Registration
        Statement has been signed by the following persons in the capacities and on the dates indicated.

             Signature                Title                    Date



        Michael C. Petrycki           President           February 13, 1996
        Michael C. Petrycki*



        Dennis W. Draper              Trustee             February 13, 1996
        Dennis W. Draper*



        Joseph N. Hankin              Trustee             February 13, 1996
        Joseph N. Hankin*


        John E. Heilmann              Trustee             February 13, 1996
        John E. Heilmann*


        Jack D. Henderson             Trustee             February 13, 1996
        Jack D. Henderson*



        Richard A. Wedemeyer          Trustee             February 13, 1996
        Richard A. Wedemeyer*



        John J. Pileggi               Treasurer           February 13, 1996
        John J. Pileggi*              (Principal Financial
                                      and Accounting
                                      Officer)


        By: Jeffrey L. Steele
           *Jeffrey L. Steele,
             as attorney-in-fact




        * Pursuant to power of attorney filed with Post-Effective Amendment No. 43 on August 24, 1995.